Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share capital

	At 31 December
	2021		2020
	Authorised	Issued	Authorised	Issued
Common A shares	15,000	12,666	15,000	12,666
Common B shares	3,936	552	3,936	552
Class A shares	5,555	5,555	5,555	5,555
Class B shares	7,756	7,756	7,756	7,756
Class C shares	8,186	8,186	8,186	8,186
Class D shares	14,799	14,799	14,799	14,799

Class D-1 shares	6,970	6,970	6,970	6,970

	62,202	56,484	62,202	56,484

Movement in share capital
12.3	Movement in share capital, subscribed and paid-up capital

	Number of shares	Total value in USD
Balance as at 1 January 2020	49,514	62,504,145
Issuance of shares – Class D-1	6,970	26,377,572

Balance as at 31 December 2020	56,484	88,881,717

Balance as at 31 December 2021	56,484	88,881,717